Current Assets - Receivables - Summary of Current Assets - Receivables (Parenthetical) (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current Assets Receivables [Abstract]
Receivables with material expected credit loss	$ 0	$ 0	$ 0